Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 100.04%
Communication Services - 2.52%
Liberty Media Corp.-Liberty Braves, Class C*	5,300	$ 101,018
Meredith Corp.+	15,800	193,076
TechTarget, Inc.*	9,100	187,551

		481,645

Consumer Discretionary - 10.97%
America’s Car-Mart, Inc.*	4,200	236,670
Asbury Automotive Group, Inc.*	1,800	99,414
Boot Barn Holdings, Inc.*+	12,100	156,453
Cheesecake Factory, Inc. (The)+	7,400	126,392
Cracker Barrel Old Country Store, Inc.	800	66,576
Crocs, Inc.*	12,200	207,278
Dave & Buster’s Entertainment, Inc.+	8,700	113,796
Deckers Outdoor Corp.*	600	80,400
Hibbett Sports, Inc.*+	13,900	151,996
LCI Industries	2,900	193,807
LGI Homes, Inc.*+	3,300	148,995
Rent-A-Center, Inc.	9,900	139,986
RH*	1,900	190,893
Texas Roadhouse, Inc.	1,300	53,690
TopBuild Corp.*	1,800	128,952

		2,095,298

Consumer Staples - 2.49%
Coca-Cola Consolidated, Inc.	800	166,824
John B. Sanfilippo & Son, Inc.	2,700	241,380
Performance Food Group Co.*	2,700	66,744

		474,948

Energy - 1.18%
Cactus, Inc., Class A	6,400	74,240
DMC Global, Inc.+	6,600	151,866

		226,106

Financials - 9.46%
Curo Group Holdings Corp.	61,200	324,360
Elevate Credit, Inc.*	27,000	28,080
Enova International, Inc.*	21,800	315,882
Enstar Group, Ltd.*	2,100	334,005
Evo Payments, Inc., Class A*	10,500	160,650
Moelis & Co., Class A+	1,600	44,960
Mr Cooper Group, Inc.*	23,100	169,323
NMI Holdings, Inc., Class A*	16,900	196,209

Industry Company	Shares	Value

Financials (continued)
Selective Insurance Group, Inc.	4,700	$ 233,590

		1,807,059

Health Care - 30.26%
American Renal Associates Holdings, Inc.*	31,900	210,859
AMN Healthcare Services, Inc.*	3,100	179,211
Castlight Health, Inc., Class B*	316,700	229,006
Catalyst Pharmaceuticals, Inc.*+	41,400	159,390
Catasys, Inc.*+	20,700	315,261
CONMED Corp.	6,000	343,620
Cutera, Inc.*	21,900	286,014
Genesis Healthcare, Inc.*	168,900	142,315
Glaukos Corp.*+	4,400	135,784
GlycoMimetics, Inc.*	141,000	321,480
Hanger, Inc.*	20,000	311,600
Innoviva, Inc.*	30,800	362,208
Joint Corp. (The)*+	26,300	285,355
Misonix, Inc.*	29,000	273,180
National Research Corp.	7,400	336,552
NuVasive, Inc.*	4,100	207,706
Omnicell, Inc.*	4,100	268,878
R1 RCM, Inc.*	34,900	317,241
Radius Health, Inc.*	9,000	117,000
Savara, Inc.*+	33,900	71,868
Select Medical Holdings Corp.*	22,700	340,500
Simulations Plus, Inc.+	11,500	401,580
Zynex, Inc.*+	14,700	162,729

		5,779,337

Industrials - 17.40%
Allegiant Travel Co.	3,400	278,120
Atkore International Group, Inc.*	9,500	200,165
Avis Budget Group, Inc.*	6,900	95,910
Brady Corp., Class A	1,600	72,208
Brink’s Co. (The)	3,200	166,560
Cimpress PLC*+	3,900	207,480
Douglas Dynamics, Inc.	9,800	347,998
Insperity, Inc.	2,100	78,330
Lawson Products, Inc.*	5,200	138,944
MasTec, Inc.*+	6,800	222,564
Meritor, Inc.*	14,000	185,500
Miller Industries, Inc.	7,300	206,444
Patrick Industries, Inc.+	6,500	183,040
Spartan Motors, Inc.	26,000	335,660

bridgeway.com	1

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Tennant Co.	4,500	$ 260,775
Tetra Tech, Inc.	3,200	225,984
Willis Lease Finance Corp.*	4,400	117,040

		3,322,722

Information Technology - 14.13%
Avid Technology, Inc.*+	38,800	261,124
Diebold Nixdorf, Inc.*	10,900	38,368
FormFactor, Inc.*	10,100	202,909
InterDigital, Inc.	4,700	209,761
Itron, Inc.*	5,900	329,397
MAXIMUS, Inc.	3,700	215,340
MicroStrategy, Inc., Class A*	1,800	212,580
OSI Systems, Inc.*+	4,200	289,464
Plantronics, Inc.+	27,800	279,668
Rogers Corp.*	700	66,094
TTEC Holdings, Inc.	9,200	337,824
Unisys Corp.*+	20,700	255,645

		2,698,174

Materials - 3.75%
Forterra, Inc.*	32,600	194,948
Ingevity Corp.*	7,500	264,000
Verso Corp., Class A*	22,900	258,312

		717,260

Real Estate - 6.28%
American Assets Trust, Inc.	5,700	142,500
Bluerock Residential Growth REIT, Inc.	24,000	133,680
EastGroup Properties, Inc.	1,300	135,824
Four Corners Property Trust, Inc.	15,000	280,650
Innovative Industrial Properties, Inc.+	4,900	372,057
NexPoint Residential Trust, Inc.	4,500	113,445
Terreno Realty Corp.	400	20,700

		1,198,856

Utilities - 1.60%
Spark Energy, Inc., Class A	48,900	306,603

TOTAL COMMON STOCKS - 100.04%		19,108,008

(Cost $27,008,716)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.02%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	3,987	$3,987

TOTAL MONEY MARKET FUND - 0.02%			3,987

(Cost $3,987)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.16%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	1,749,094	1,749,094

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.16%			1,749,094

(Cost $1,749,094)
TOTAL INVESTMENTS - 109.22%			$20,861,089
(Cost $28,761,797)
Liabilities in Excess of Other Assets - (9.22%)			(1,760,857)

NET ASSETS - 100.00%			$19,100,232

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.
^	Rate disclosed as of March 31, 2020.
+	This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $4,051,256 as of March 31, 2020.

PLC - Public Limited Company

2	Quarterly Report | March 31, 2020 (Unaudited)

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Summary of inputs used to value the Fund’s investments as of 03/31/2020:
		Valuation Inputs

		Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$19,108,008	$—	$—	$19,108,008
Money Market Fund	—	3,987	—	3,987
Investments Purchased with Cash Proceeds from Securities Lending	—	1,749,094	—	1,749,094

TOTAL	$19,108,008	$1,753,081	$—	$20,861,089

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

bridgeway.com	3